Description of the Plan	12 Months Ended
Dec. 31, 2025
EPB 001 [Member]
EBP, Description of Plan [Line Items]
Description of the Plan

Note 1.    Description of the Plan

The following description of First Community Bank (the “Bank”) 401(k) Plan (the “Plan”) provides only general information. The Bank is a subsidiary of First Community Corporation (the “Company”). The Plan is currently sponsored and maintained by the Bank. Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions.

General:

The Plan is a defined contribution plan covering all employees of the Bank who have completed at least three months of service and are age eighteen or older. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).

Contributions:

Each year, participants may elect to defer a portion of their eligible compensation, as defined by the Plan. Participants who have attained the age of fifty before the end of the plan year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified benefit or defined contribution plans. Participants direct the investment of their contributions into various investment options offered by the Plan. The Bank makes a matching contribution equal to 100% of employee contributions which do not exceed 3% of compensation, plus 50% of employee contributions which exceed 3% but do not exceed 5% of compensation. Additional profit-sharing amounts may be contributed at the option of the Bank’s board of directors to each eligible participant equal to a uniform percentage of each participant’s compensation. Eligible participants are defined as those having one year of service and employed as of year-end. The exact percentage, if any, will be determined by the Bank. During the year ended December 31, 2025, the Bank made $429,392 in additional profit-sharing contributions. Contributions are subject to certain Internal Revenue Service (“IRS”) limitations.

Participant accounts:

Each participant’s account is credited with the participant’s contributions, Bank contributions and Plan earnings (loss). Participant accounts are charged with an allocation of administrative expenses that are paid by the Plan. Allocations are based on participant earnings, account balances, or specific participant transactions, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting:

Participants are immediately vested in their contributions and in the employer safe harbor matching contributions, plus actual earnings thereon. Vesting in the Bank’s discretionary contribution portion of their accounts is based on years of continuous service. A participant is 100% vested after six years of credited service.

Notes receivable from participants:

Participants may borrow from their accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. The $50,000 maximum amount will be reduced by the participant’s highest outstanding note balance in the previous 12 months, even if amounts have been repaid. The notes are secured by the balance in the participant’s account. The interest rate is the prime interest rate as set by the Wall Street Journal plus 1%, or such other rate as determined by the Plan Administrator on the basis of relevant factors including but not limited to the rates charged by local banks for notes of similar duration and security level. The rate of interest will be constant throughout the term of the note. All notes are required to be repaid within five years of the original date of the note. If a participant notifies the Plan Administrator in writing that the entire proceeds of the note was used to acquire a dwelling unit that will, within a reasonable time, be used as the principal residence of the participant, the note will be required to be repaid within 15 years of the original date of the note. Notes are to be repaid on the basis of substantially level amortization over the term of the note with payments made through salary reduction each pay period, if available. All or any part of the outstanding balance of a note can be repaid at any time without penalty.

Payment of benefits:

Upon termination of service, a participant may elect to receive a lump-sum amount equal to the value of the participant’s vested interest in his or her account, less any notes receivable outstanding. Hardship distributions are permitted upon demonstration of financial hardship. All fully vested balances are available for distribution after the participant reaches the age of 59½.

Forfeited accounts:

As of December 31, 2025 and 2024, forfeited accounts totaled $2 and $3,309, respectively. Forfeitures may be used to reduce the Bank’s future contributions to the Plan as well as payment of administrative expenses. In 2025, administrative expenses were reduced by $14,435 from forfeited accounts.